FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706
                                   ---------

                          TEMPLETON INCOME TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON GLOBAL BOND FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments .....................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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

TEMPLETON GLOBAL BOND FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT(C)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 93.9%
       ARGENTINA 3.4%
(a),(b)Government of Argentina, FRN, 4.005%, 8/03/12 ...........................                84,315,000             $  65,612,736
                                                                                                                       -------------
       AUSTRALIA 3.4%
       New South Wales Treasury Corp.,
         6.50%, 5/01/06 ........................................................                 3,400,000 AUD             2,524,305
         8.00%, 3/01/08 ........................................................                15,900,000 AUD            12,366,578
         6.00%, 5/01/12 ........................................................                18,300,000 AUD            13,834,553
       Queensland Treasury Corp.,
         6.00%, 7/14/09 ........................................................                17,500,000 AUD            13,174,092
         6.00%, 10/14/15 .......................................................                33,313,000 AUD            25,374,308
                                                                                                                       -------------
                                                                                                                          67,273,836
                                                                                                                       -------------
       AUSTRIA 3.6%
       Government of Austria,
         9.00%, 9/15/06 ........................................................             1,500,000,000 ISK            23,831,920
         4.00%, 7/15/09 ........................................................                 9,400,000 EUR            11,469,732
         5.00%, 7/15/12 ........................................................                 4,030,000 EUR             5,247,108
         4.65%, 1/15/18 ........................................................                23,430,000 EUR            30,677,110
                                                                                                                       -------------
                                                                                                                          71,225,870
                                                                                                                       -------------
       Belgium 0.5%
       Government of Belgium,
         4.75%, 9/28/06 ........................................................                 3,380,000 EUR             4,054,055
         8.50%, 10/01/07 .......................................................                 4,274,000 EUR             5,547,343
                                                                                                                       -------------
                                                                                                                           9,601,398
                                                                                                                       -------------
       BRAZIL 0.2%
    (a)Government of Brazil, FRN, 5.25%, 4/15/12 ...............................                 4,443,023                 4,368,047
                                                                                                                       -------------
       CANADA 7.2%
       Government of Canada,
         8.75%, 12/01/05 .......................................................                29,815,000                25,572,519
         3.00%, 6/01/06 ........................................................                18,200,000 CAD            15,570,764
         5.75%, 9/01/06 ........................................................                 3,050,000 CAD             2,655,009
         7.00%, 12/01/06 .......................................................                 6,750,000 CAD             5,972,062
       Province of Alberta, 7.50%, 12/01/05 ....................................                40,490,000                34,728,536
       Province of Manitoba,
         5.10%, 12/01/06 .......................................................                 1,010,000 CAD               877,381
         5.75%, 6/02/08 ........................................................                13,050,000 CAD            11,689,259
         6.375%, 9/01/15 .......................................................                 7,500,000 NZD             5,150,761
       Province of Ontario, 7.75%, 7/24/06 .....................................                43,455,000 CAD            38,226,908
                                                                                                                       -------------
                                                                                                                         140,443,199
                                                                                                                       -------------
       DENMARK 0.9%
       Government of Denmark,
         8.00%, 3/15/06 ........................................................                37,076,000 DKK             5,953,410
         7.00%, 11/15/07 .......................................................                 5,850,000 DKK               998,181
         4.00%, 8/15/08 ........................................................                 3,200,000 DKK               520,797
         6.00%, 11/15/11 .......................................................                11,100,000 DKK             2,024,226
         5.00%, 11/15/13 .......................................................                42,200,000 DKK             7,464,656
                                                                                                                       -------------
                                                                                                                          16,961,270
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 3

TEMPLETON GLOBAL BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT(C)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       FINLAND 1.5%
       Government of Finland,
         7.25%, 4/18/06 ........................................................                 4,225,000 EUR         $   5,085,358
         5.00%, 4/25/09 ........................................................                15,300,000 EUR            19,242,066
         5.375%, 7/04/13 .......................................................                 4,400,000 EUR             5,906,261
                                                                                                                       -------------
                                                                                                                          30,233,685
                                                                                                                       -------------
       FRANCE 1.1%
       Government of France,
         5.00%, 4/25/12 ........................................................                 3,690,000 EUR             4,794,310
         4.00%, 4/25/13 ........................................................                11,500,000 EUR            14,180,729
         4.25%, 4/25/19 ........................................................                 2,800,000 EUR             3,528,775
                                                                                                                       -------------
                                                                                                                          22,503,814
                                                                                                                       -------------
       GERMANY 1.6%
       Government of Germany,
         2.75%, 6/23/06 ........................................................                    75,000 EUR                88,543
         4.00%, 2/16/07 ........................................................                 5,000,000 EUR             5,987,186
         5.00%, 1/04/12 ........................................................                 4,500,000 EUR             5,830,326
       KfW Bankengruppe, senior note, 6.375%, 2/17/15 ..........................                27,450,000 NZD            18,999,572
                                                                                                                       -------------
                                                                                                                          30,905,627
                                                                                                                       -------------
       GREECE 0.7%
       Government of the Hellenic Republic,
         4.60%, 5/20/13 ........................................................                 6,200,000 EUR             7,859,958
         4.50%, 5/20/14 ........................................................                 2,900,000 EUR             3,658,647
         6.50%, 10/22/19 .......................................................                 1,800,000 EUR             2,732,512
                                                                                                                       -------------
                                                                                                                          14,251,117
                                                                                                                       -------------
       INDONESIA 6.2%
       Government of Indonesia,
         10.00%, 10/15/11 ......................................................            12,660,000,000 IDR             1,079,541
         13.15%, 1/15/12 .......................................................            10,900,000,000 IDR             1,062,193
         11.00%, 12/15/12 ......................................................             8,700,000,000 IDR               758,736
         11.00%, 10/15/14 ......................................................           112,410,000,000 IDR             9,516,080
         9.50%, 6/15/15 ........................................................            37,750,000,000 IDR             2,838,158
         10.75%, 5/15/16 .......................................................           101,960,000,000 IDR             8,229,008
         10.00%, 7/15/17 .......................................................           104,700,000,000 IDR             7,857,044
         11.00%, 11/15/20 ......................................................           343,850,000,000 IDR            26,524,795
       Indonesia Recapital Bonds,
         14.00%, 6/15/09 .......................................................            77,500,000,000 IDR             7,842,574
         13.15%, 3/15/10 .......................................................            33,650,000,000 IDR             3,306,277
         15.425%, 9/15/10 ......................................................            23,800,000,000 IDR             2,520,332
         14.25%, 6/15/13 .......................................................           194,977,000,000 IDR            19,708,139
         14.275%, 12/15/13 .....................................................           301,008,000,000 IDR            30,421,012
                                                                                                                       -------------
                                                                                                                         121,663,889
                                                                                                                       -------------
       IRELAND 1.0%
       Government of Ireland,
         4.25%, 10/18/07 .......................................................                 9,550,000 EUR            11,566,516
         5.00%, 4/18/13 ........................................................                 2,100,000 EUR             2,752,521
         4.60%, 4/18/16 ........................................................                 4,400,000 EUR             5,707,333
                                                                                                                       -------------
                                                                                                                          20,026,370
                                                                                                                       -------------


4 | Quarterly Statement of Investments

TEMPLETON GLOBAL BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT(C)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ITALY 0.1%
     Government of Italy, 8.75%, 7/01/06 .......................................                   951,000 EUR         $   1,160,535
                                                                                                                       -------------
     MALAYSIA 4.6%
     Government of Malaysia,
       8.60%, 12/01/07 .........................................................                43,890,000 MYR            12,909,097
       3.135%, 12/17/07 ........................................................                15,000,000 MYR             3,947,211
       6.45%, 7/01/08 ..........................................................                29,000,000 MYR             8,273,597
       4.305%, 2/27/09 .........................................................               110,540,000 MYR            30,224,410
       4.032%, 9/15/09 .........................................................                79,300,000 MYR            21,305,253
       3.644%, 8/25/10 .........................................................                50,000,000 MYR            13,200,026
                                                                                                                       -------------
                                                                                                                          89,859,594
                                                                                                                       -------------
     MEXICO 0.4%
     Government of Mexico,
    (d)144A, 7.50%, 3/08/10 ....................................................                 3,300,000 EUR             4,476,595
       Reg S, 7.50%, 3/08/10 ...................................................                 2,500,000 EUR             3,391,360
                                                                                                                       -------------
                                                                                                                           7,867,955
                                                                                                                       -------------
     NETHERLANDS 0.2%
     Government of the Netherlands,
       3.00%, 7/15/07 ..........................................................                 2,000,000 EUR             2,367,571
       3.75%, 7/15/09 ..........................................................                 1,400,000 EUR             1,695,211
       5.00%, 7/15/12 ..........................................................                   500,000 EUR               650,880
                                                                                                                       -------------
                                                                                                                           4,713,662
                                                                                                                       -------------
     NEW ZEALAND 3.2%
     Inter-American Development Bank, 6.00%, 12/15/17 ..........................                10,200,000 NZD             6,845,094
     Government of New Zealand,
       6.50%, 2/15/06 ..........................................................                33,300,000 NZD            23,377,008
       7.00%, 7/15/09 ..........................................................                27,588,000 NZD            19,937,981
       6.00%, 11/15/11 .........................................................                10,837,000 NZD             7,631,959
       6.50%, 4/15/13 ..........................................................                 6,650,000 NZD             4,849,039
                                                                                                                       -------------
                                                                                                                          62,641,081
                                                                                                                       -------------
     NORWAY 4.9%
     Government of Norway, 6.75%, 1/15/07 ......................................               618,789,000 NOK            95,753,399
                                                                                                                       -------------
     PERU 2.9%
     Government of Peru,
       7.84%, 8/12/20 ..........................................................                74,675,000 PEN            21,912,831
       Series 7, 8.60%, 8/12/17 ................................................               110,435,000 PEN            34,511,221
                                                                                                                       -------------
                                                                                                                          56,424,052
                                                                                                                       -------------
     PHILIPPINES 1.3%
       Government of the Philippines,
       9.00%, 2/15/13 ..........................................................                 3,675,000                 4,056,281
    (a)FRN, 4.375%, 6/01/08 ....................................................                   400,000                   382,286
       Reg S, 9.125%, 2/22/10 ..................................................                15,795,000 EUR            21,166,742
                                                                                                                       -------------
                                                                                                                          25,605,309
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 5

TEMPLETON GLOBAL BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT(C)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     POLAND 6.9%
     Government of Poland,
       8.50%, 11/12/06 .........................................................                52,595,000 PLN         $  16,422,151
       8.50%, 5/12/07 ..........................................................                48,740,000 PLN            15,454,240
       6.00%, 5/24/09 ..........................................................               177,320,000 PLN            54,988,835
       6.25%, 10/24/15 .........................................................                99,200,000 PLN            32,026,069
       5.75%, 9/23/22 ..........................................................                48,470,000 PLN            15,203,637
                                                                                                                       -------------
                                                                                                                         134,094,932
                                                                                                                       -------------
     SINGAPORE 4.8%
     Government of Singapore, 4.00%, 3/01/07 ...................................               155,005,000 SGD            93,222,066
                                                                                                                       -------------
     SLOVAK REPUBLIC 4.2%
     Government of Slovakia,
       4.95%, 3/05/08 ..........................................................                89,900,000 SKK             2,900,636
       4.80%, 4/14/09 ..........................................................               680,500,000 SKK            22,202,144
       4.90%, 2/05/10 ..........................................................                18,000,000 SKK               593,172
       7.50%, 3/13/12 ..........................................................                59,000,000 SKK             2,240,782
       4.90%, 2/11/14 ..........................................................               147,000,000 SKK             4,986,977
       5.30%, 5/12/19 ..........................................................                30,600,000 SKK             1,111,710
       Strip, 1/14/07 ..........................................................             1,627,800,000 SKK            48,931,032
                                                                                                                       -------------
                                                                                                                          82,966,453
                                                                                                                       -------------
     SOUTH AFRICA 0.1%
     Government of South Africa, 5.25%, 5/16/13 ................................                 1,200,000 EUR             1,532,038
                                                                                                                       -------------
     SOUTH KOREA 14.6%
     Government of Korea,
       4.50%, 3/05/06 ..........................................................             6,000,000,000 KRW             5,792,923
       4.50%, 9/03/06 ..........................................................            31,500,000,000 KRW            30,363,237
       6.90%, 1/16/07 ..........................................................            38,100,000,000 KRW            37,600,311
       4.75%, 3/03/07 ..........................................................            92,370,000,000 KRW            88,981,915
       5.77%, 10/09/07 .........................................................            27,800,000,000 KRW            27,151,904
       4.75%, 3/12/08 ..........................................................            96,800,000,000 KRW            92,689,146
     Korea Treasury Bond, 5.00%, 3/26/13 .......................................             2,500,000,000 KRW             2,334,097
                                                                                                                       -------------
                                                                                                                         284,913,533
                                                                                                                       -------------
     SPAIN 0.3%
     Government of Spain, 8.80%, 4/30/06 .......................................                 4,649,855 EUR             5,619,426
                                                                                                                       -------------
     SWEDEN 6.9%
     European Investment Bank, 4.00%, 4/15/09 ..................................                67,500,000 SEK             8,652,591
     Government of Sweden,
       8.00%, 8/15/07 ..........................................................               784,805,000 SEK           106,159,876
       6.50%, 5/05/08 ..........................................................                28,900,000 SEK             3,899,965
       5.00%, 1/28/09 ..........................................................                 4,500,000 SEK               593,933
       Strip, 9/20/06 ..........................................................               126,300,000 SEK            15,402,042
                                                                                                                       -------------
                                                                                                                         134,708,407
                                                                                                                       -------------


6 | Quarterly Statement of Investments

TEMPLETON GLOBAL BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT(C)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL LONG TERM INVESTMENTS (CONT.)
   THAILAND 3.6%
   Bank of Thailand Bond,
     3.25%, 5/19/07 ............................................................           1,118,545,000 THB          $   26,912,065
     Strip, 1/12/06 ............................................................              80,000,000 THB               1,921,009
     Strip, 4/07/06 ............................................................             258,250,000 THB               6,180,293
   Government of Thailand,
     2.00%, 1/24/06 ............................................................             100,000,000 THB               2,418,715
     8.00%, 12/08/06 ...........................................................           1,223,920,000 THB              30,879,165
     4.125%, 2/12/08 ...........................................................              73,000,000 THB               1,728,527
     8.50%, 12/08/08 ...........................................................               8,500,000 THB                 223,375
                                                                                                                      --------------
                                                                                                                          70,263,149
                                                                                                                      --------------
   UKRAINE 2.2%
   Government of the Ukraine,
  (d)144A, 6.875%, 3/04/11 .....................................................               5,300,000                   5,497,690
  (d)144A, 7.65%, 6/11/13 ......................................................              10,192,000                  11,147,500
  (a)FRN, 7.34313%, 8/05/09 ....................................................              19,900,000                  21,593,490
     Reg S, 6.875%, 3/04/11 ....................................................               3,500,000                   3,630,550
     Reg S, 7.65%, 6/11/13 .....................................................               1,020,000                   1,107,057
     senior note, Reg S, 10.00%, 3/15/07 .......................................                 308,022 EUR                 383,043
                                                                                                                      --------------
                                                                                                                          43,359,330
                                                                                                                      --------------
   VENEZUELA 1.4%
   Government of Venezuela,
     9.25%, 9/15/27 ............................................................              16,480,000                  19,046,760
  (a)FRN, 5.19375%, 4/20/11 ....................................................               9,080,000                   8,934,720
                                                                                                                      --------------
                                                                                                                          27,981,480
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,808,922,875) ...........................                                       1,837,757,259
                                                                                                                      --------------
                                                                                        -------------------
                                                                                        PRINCIPAL AMOUNT(C)
                                                                                        -------------------
   SHORT TERM INVESTMENTS 4.3%
   CANADA 0.5%
(e)Canada Treasury Bills, 1/26/06 - 2/23/06 ....................................              10,865,000 CAD               9,264,887
                                                                                                                      --------------
   EGYPT 0.5%
(e)Egypt Treasury Bills, 5/30/06 - 11/21/06 ....................................              62,500,000 EGP              10,308,954
                                                                                                                      --------------
   NORWAY 1.1%
(e)Norway Treasury Bill, 3/15/06 ...............................................             138,100,000 NOK              20,359,021
                                                                                                                      --------------
   THAILAND 1.7%
(e)Thailand Treasury Bills, 1/05/06 - 9/07/06 ..................................           1,416,250,000 THB              33,984,484
                                                                                                                      --------------
   UNITED STATES 0.5%
   Dresdner Bank AG, Time Deposit, 4.04%, 12/01/05 .............................               9,545,000                   9,545,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $85,671,920) .............................                                          83,462,346
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $1,894,594,795) 98.2% ...............................                                       1,921,219,605
   NET UNREALIZED GAIN ON FOREIGN EXCHANGE CONTRACTS 0.0%(F)....................                                              22,328
   OTHER ASSETS, LESS LIABILITIES 1.8% .........................................                                          34,854,829
                                                                                                                      --------------
   NET ASSETS 100.0% ...........................................................                                      $1,956,096,762
                                                                                                                      ==============

                                          Quarterly Statement of Investments | 7

TEMPLETON GLOBAL BOND FUND

SELECTED PORTFOLIO ABBREVIATIONS

FRN  - Floating Rate Notes

CURRENCY ABBREVIATIONS

AUD -  Australian Dollar
CAD -  Canadian Dollar
DKK -  Danish Krone
EGP -  Egyptian Pound
EUR -  Euro
IDR -  Indonesian Rupiah
ISK -  Iceland Krona
KRW -  Korean Won
MYR -  Malaysian Ringgit
NOK -  Norwegian Krone
NZD -  New Zealand Dollar
PEN -  Peru Nuevo Sol
PLN -  Polish Zloty
SEK -  Swedish Krona
SGD -  Singapore Dollar
SKK -  Slovak Koruna
THB -  Thai Baht

(a)   The coupon shown represents the rate at period end.

(b) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2005, the aggregate value of these securities was $21,121,785, representing 1.08% of net assets.

(e)   The security is traded on a discount basis with no stated coupon rate.

(f)   Amount rounds to less than 0.05% of net assets.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

TEMPLETON GLOBAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (the Fund) is a separate non-diversified series of the Templeton Income Trust (the Trust). The Trust is an open-end investment company registered under the Investment Company Act of 1940.

1. INCOME TAXES

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................       $ 1,920,007,443
                                                                ===============

Unrealized appreciation .................................       $    62,077,233
Unrealized depreciation .................................           (60,865,071)
                                                                ---------------
Net unrealized appreciation (depreciation) ..............       $     1,212,162
                                                                ===============

2. FORWARD EXCHANGE CONTRACTS

At November 30, 2005, the Fund had the following forward exchange contracts outstanding:

-------------------------------------------------------------------------------------------------
                                                      CONTRACT       SETTLEMENT       UNREALIZED
  CONTRACTS TO BUY                                     AMOUNT           DATE          GAIN (LOSS)
-------------------------------------------------------------------------------------------------
  200,000,000     Thailand Bhat                      7,034,328 NZD    11/30/06          $22,328
                                                                                        -------
                UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS                           $22,328
                                                                                        =======

CURRENCY ABBREVIATIONS

NZD   - New Zealand Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9





ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 23, 2006